Goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the year ended June 30, 2023 were as follows:
For the year ended June 30, 2023
Balance as of July 1, 2022	$2,363,841
Impairment	(2,382,538)
Foreign currency translation adjustment	18,697
Balance as of June 30, 2023	$-